Property, plant and equipment - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, plant & equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capital commitments contracted	£ 137.2	£ 22.1